                                  MAGNA FUNDS
                            LETTER TO SHAREHOLDERS

We are pleased to provide you with the 1996 annual report for the Magna Funds, consisting of Magna Growth & Income Fund and Magna Intermediate Government Bond Fund. Net assets under management have grown to over $96,700,000 during the second fiscal year, which ended August 31, 1996. The increase in net assets this past year was approximately $10 million for the Growth & Income Fund and $5 million for the Magna Intermediate Government Bond Fund.

In our second year of operation, we managed the portfolios through several periods of fluctuation in the securities markets. Volatility had increased from fiscal 1995. As the fiscal year 1996 ended, the large capitalization stock market indices, such as the Dow Industrial and S&P 500 Composite were near all time highs. Market highs had been set earlier in the year. At the same time, the bond market had drifted lower as many investors were watching the Federal Reserve to see if interest rates would be increased in September. During fiscal 1996 the management of both funds strove to provide an above average return for our shareholders, consistent with stated fund objectives while controlling risk. Risk and fund share price volatility were contained in Magna Intermediate Government Bond Fund by investing in high quality bonds, maintaining an average coupon at 7.4% and keeping the average life of the portfolio less than six years. The Magna Growth & Income Fund conservatively maintained reserve funds, currently 15% of total assets, as a cushion against market downturns. This cautious approach was designed to control volatility and to establish a base from which to continue growth in the future.

For the year, your investment in Magna Intermediate Government Bond Fund grew 3.5% if you reinvested dividends paid since last September. Magna Growth & Income Fund returned 18.8% on your investment with dividends reinvested. These fund results, which were computed without a sales charge, were slightly higher than the comparable Lehman 6-10 Year Government/Corporate Bond Index which increased 3.4% and the S&P 500 Composite Index which was up 18.7%. The Lipper Growth and Income Fund Index reflected a total return of 15.4% for the twelve months ended August 31, 1996.

Since January 1, 1996, the returns, assuming reinvestment of dividends and excluding sales charges, were down (0.2)% for the Magna Intermediate Government Bond Fund and up 7.8% for the Magna Growth & Income Fund. The Lehman 6-10 Year Government/Corporate Bond Index declined (2.5)% and the S&P 500 Composite Index rose 7.5% during this eight month period.

We continue to look forward to the future. The changing domestic and international demographics and economic dynamics should afford the opportunistic investor the potential for excellent returns. We believe interest rates will fluctuate, but stay within a reasonable range. This forecast is in part due to the apparent evidence that, in the foreseeable future, inflation will not return to the wild ride of the 70's. This environment should present an excellent opportunity for the well managed domestic corporations to profit. The Magna Intermediate Government Bond Fund will continue to stress preservation of capital with reasonable income by concentrating investments in high quality bonds. The Magna Growth & Income Fund will continue to invest in those companies which demonstrate the potential for growth of shareholder value.

Sincerely,

/s/ Barry Hartstone

Barry Hartstone
President
October 15, 1996

                          MAGNA GROWTH & INCOME FUND
                           PORTFOLIO MANAGER REPORT

      COMMENTS FROM DISCUSSIONS WITH GARY J. GUTHRIE, PORTFOLIO MANAGER.

HOW HAS THE FUND           The Fund has outperformed both the broad market
PERFORMED OVER THE         index and its fund peer group index for the fiscal
TRAILING ONE YEAR          year ended August 31, 1996. The Fund returned
PERIOD AND SO FAR IN       18.8%, excluding sales charges, versus the S&P 500
1996?                      Index return of 18.7% and the Lipper Growth &
                           Income Fund Index return of 15.4%.

                           For the year to date period, the Fund's return was 7.8%, excluding sales charges, as compared to the S&P 500 Index and Lipper Growth & Income Fund Index of 7.5% and 7.2%, respectively.

WHAT CONTRIBUTED TO THE    The market favored a return to high quality, large
FUND'S PERFORMANCE?        capitalization companies in 1996, as small stocks
                           lagged the broader market. The slight correction we experienced in July was remarkably short in duration. Overall, technology stocks were the hardest hit, with the tech-heavy NASDAQ Composite remaining well off its high. The flight to quality large companies in the NASDAQ was evident here too, as these issues recovered quickly.

                           The Fund's reserve position provided stability as the Fund fell only half as much as the overall market. As the market recovered, the Fund outperformed on the rebound.

WHAT IS THE COMPOSITION
OF THE PORTFOLIO AT THIS   The Fund is broadly diversified, with the single
TIME?                      largest holding at 2.6% of the portfolio and the
                           ten largest positions comprising 22.5%. A total of 63 companies in 27 industries is represented.

WHAT'S YOUR OUTLOOK OVER   With the election looming in November and the
THE COMING YEAR?           Federal Reserve unlikely to change rates soon, we
                           remain cautiously optimistic. The latest expansion is long by historical standards, but little evidence of inflation is present. Wage pressures could develop as the economy reaches what may be full employment. Long-term demographics favor financial assets as the baby boomers reach their peak savings years.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                 MAGNA GROWTH & INCOME FUND, THE S&P 500 INDEX
                   AND THE LIPPER GROWTH & INCOME FUND INDEX

                           [LINE CHART APPEARS HERE]

           Magna Fund              S&P 500           Lipper Growth & Income
           ----------              -------           ----------------------
8/31/94       $ 9,600              $10,000                   10,000
8/31/95       $10,977              $12,145                   11,691
8/31/96       $13,040              $14,415                   13,493


Past performance is not predictive of future results. Investment returns and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's total return figures reflect the maximum sales charge of 4%, fund expenses and portfolio transactions costs, and assume the reinvestment of income and capital gains distributions. The S&P 500 Index is a broad-based, widely recognized unmanaged index of 500 common stocks. The Lipper Growth & Income Fund Index is composed of thirty funds. The total return figures for the indices do not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in these indices. It is generally not possible to invest in an index.

                            COMPARATIVE TOTAL RETURN
                     FOR THE PERIODS ENDED AUGUST 31, 1996

                                                                 SINCE INCEPTION
                                               1996 YTD ONE YEAR  (ANNUALIZED)
                                               -------- -------- ---------------
Magna Growth & Income Fund:
  Without sales charge........................   7.7%     18.8%       16.5%
  With 4% sales charge........................   3.4      14.0        14.2
Lipper Growth & Income Fund Index.............   7.2      15.4        16.2
S&P 500 Index.................................   7.5      18.7        20.1
Consumer Price Index (CPI-U)..................   2.2       2.9         2.7

                           MAGNA GROWTH & INCOME FUND
                                AUGUST 31, 1996



       LARGEST STOCK HOLDINGS                                         SECTOR WEIGHTINGS

                         PORTFOLIO                                                              PORTFOLIO
                             %                                                                     %
                         ---------                                                              ---------
Intel...................    2.6                   Basic Industries.............................   10.1
Procter & Gamble........    2.5                   Capital Goods................................    4.1
Monsanto................    2.4                   Consumer.....................................   20.2
Hewlett Packard.........    2.2                   Energy.......................................    6.1
Microsoft...............    2.2                   Finance......................................    8.1
DuPont..................    2.2                   General Business.............................    1.3
Mobil...................    2.2                   Services.....................................    2.4
General Electric........    2.2                   Technology...................................   19.0
Sun Microsystems........    2.1                   Transportation...............................    2.7
Coca Cola...............    2.0                   Utilities....................................   10.5

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                           PORTFOLIO MANAGER REPORT

      COMMENTS FROM DISCUSSIONS WITH L. CLARK ZEDRIC, PORTFOLIO MANAGER.

HOW HAS THE FUND           The Fund provided a total return of 3.5%, exclusive
PERFORMED DURING THE       of sales loads, for the twelve month period ended
PAST TWELVE MONTHS?        August 31, 1996, compared to 3.4% for the Lehman
                           Brothers 6-10 Year Government/Corporate Bond Index and 3.4% for the Lipper Intermediate Government
                           Bond Fund Index.

WHAT HAS BEEN THE          The rise in interest rates resulted in a general
PERFORMANCE IN THE FIRST   deterioration of the bond market. This environment
EIGHT MONTHS OF 1996?      made it difficult to generate positive returns. The
                           Fund experienced a decline of (0.2)% in the eight months ended August 31, 1996. This compares favorably with the Lehman 6-10 Year
                           Government/Corporate Bond Index which declined
                           (2.5)%. The Lipper Intermediate Government Bond
                           Fund Index was down (1.1)% in the same time frame.

HOW DID THIS FISCAL YEAR
DIFFER FROM THE FIRST?     In some ways it was a reversal of our first year.
                           The Fund commenced operations in 1995 during a poor bond market environment. After a few months the market improved dramatically as interest rates declined. The bull market for bonds continued for a few months into fiscal year 1996. Interest rates have ratcheted higher since January causing the bond market to decline.

HOW HAVE YOU POSITIONED    The Fund has stayed with the original bias toward
THE FUND FOR THE COMING    quality. As in the past, the average life will be
YEAR?                      either slightly increased or shortened depending on
                           the development in the markets and the interest rate outlook. As the third fiscal year begins we have a quality bond portfolio with average life under 6 years and an average portfolio coupon rate of 7.4%. We expect that this portfolio structure may reduce the impact of rising interest rates on the overall portfolio value. The Fund is positioned to benefit from falling or stable interest rates.

           COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
               THE LEHMAN BROTHERS 1-5 YEAR GOVERNMENT/CORPORATE
                 BOND INDEX, AND THE LEHMAN BROTHERS 6-10 YEAR
                        GOVERNMENT/CORPORATE BOND INDEX

                           [LINE GRAPH APPEARS HERE]

            Magna Fund     1-5 Year Bond Index     6-10 Year Bond Index
            ----------     -------------------     --------------------
8/31/94       $ 9,600              $10,000                 $10,000
8/31/95       $10,398              $10,833                 $11,243
8/31/96       $10,760              $11,368                 $11,623



Past performance is not predictive of future results. Investment returns and principal value of shares of the fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's total return figure reflects the maximum sales charge of 4%, fund expenses and portfolio transaction costs, and assumes the reinvestment of income and capital gains distributions. The Lehman Brothers Index is a widely recognized unmanaged index of government and corporate bonds. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index. It is generally not possible to invest in an Index.

                           COMPARATIVE TOTAL RETURN
                     FOR THE PERIODS ENDED AUGUST 31, 1996

                                                               SINCE INCEPTION
                                             1996 YTD ONE YEAR  (ANNUALIZED)
                                             -------- -------- ---------------
Magna Intermediate Government Bond Fund:
  Without sales charge......................   (0.2)%    3.5%        5.9%
  With 4% sales charge......................   (4.2)    (0.6)        3.7
Lipper Intermediate Government Bond Fund
 Index......................................   (1.1)     3.4         6.2
Lehman Brothers Government/Corporate Bond
 Index:
  1-5 Years.................................    1.4      4.9         6.6
  6-10 Years................................   (2.5)     3.4         7.8

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                      ASSET ALLOCATION AT AUGUST 31, 1996


                      [PIE CHART OF ASSETS APPEARS HERE]

US Treasury           Federal Agency            Corporate           Temporary
   Notes                   Bonds                  Bonds            Investments
    10%                     60%                    28%                  2%


                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                         QUALITY RATING OF ASSETS HELD
                       (EXCLUDING TEMPORARY INVESTMENTS)
                                AUGUST 31, 1996


                [BAR GRAPH OF MOODY'S BOND RATING APPEARS HERE]

Percentage of Portfolio

 AAA            AA              A            Baa           Ba           B
73.3%          11.8%          14.9%           0%           0%           0%

                           MAGNA GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 1996

    SECURITY DESCRIPTION                                   SHARES      VALUE
    --------------------                                 ---------- -----------

COMMON STOCKS - (84.5%)
 AEROSPACE - (1.8%)
  Lockheed Martin Corporation...........................      8,400 $   706,650
                                                                    -----------
 AIR TRAVEL - (0.9%)
  Southwest Airlines Company............................     15,000     343,125
                                                                    -----------
 ALUMINUM - (1.1%)
  Aluminum Company of America...........................      7,000     434,875
                                                                    -----------
 APPAREL & TEXTILES - (0.8%)
  Nike Incorporated.....................................      3,000     324,000
                                                                    -----------
 AUTOMOBILES - (2.0%)
  Chrysler Corporation..................................     11,000     320,375
  Ford Motor Company....................................     14,800     495,800
                                                                    -----------
                                                                        816,175
                                                                    -----------
 BANKS - (6.1%)
  Banc One Corporation..................................     11,000     422,125
  Bank of Boston Corporation............................      6,000     316,500
  Chase Manhattan Corporation New.......................      5,000     371,875
  First Union Corporation...............................      7,000     447,125
  Mellon Bank Corporation...............................      9,150     506,681
  Norwest Corporation...................................     10,000     376,250
                                                                    -----------
                                                                      2,440,556
                                                                    -----------
 BUSINESS SERVICES - (1.3%)
  Humana Incorporated*..................................     26,800     502,500
                                                                    -----------
 CHEMICALS - (6.2%)
  duPont (EI) de Nemours & Company......................     10,500     862,312
  Monsanto Company......................................     30,000     963,750
  Olin Corporation......................................      8,500     673,625
                                                                    -----------
                                                                      2,499,687
                                                                    -----------
 COMPUTERS & BUSINESS EQUIPMENT - (8.1%)
  Cisco Systems Incorporated*...........................      6,000     316,500
  Compaq Computer Corporation*..........................     10,000     566,250
  Dell Computer Corporation*............................     10,000     671,250
  Hewlett Packard Company...............................     20,000     875,000
  Sun Microsystems Incorporated*........................     15,000     815,625
                                                                    -----------
                                                                      3,244,625
                                                                    -----------

                       See notes to financial statements.

                           MAGNA GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 1996

    SECURITY DESCRIPTION                                   SHARES      VALUE
    --------------------                                 ---------- -----------

COMMON STOCKS - (CONTINUED)
 CONSTRUCTION & MINING EQUIPMENT - (1.5%)
  Caterpillar Incorporated..............................      8,800 $   606,100
                                                                    -----------
 DOMESTIC OIL - (1.5%)
  Atlantic Richfield Company............................      5,000     583,750
                                                                    -----------
 DRUGS & HEALTH CARE - (9.2%)
  American Home Products Corporation....................     10,000     592,500
  Amgen Incorporated*...................................      6,000     349,500
  Bristol Myers Squibb Company..........................      7,000     614,250
  Johnson & Johnson.....................................     10,000     492,500
  Lilly Eli & Company...................................      8,000     458,000
  Medtronic Incorporated................................     10,000     520,000
  Merck & Company Incorporated..........................     10,100     662,812
                                                                    -----------
                                                                      3,689,562
                                                                    -----------
 ELECTRICAL EQUIPMENT - (2.6%)
  Emerson Electric Company..............................      2,000     167,500
  General Electric Company..............................     10,300     856,188
                                                                    -----------
                                                                      1,023,688
                                                                    -----------
 ELECTRONICS - (5.0%)
  Intel Corporation.....................................     12,800   1,021,600
  Motorola Incorporated.................................     11,000     587,125
  Xilinx Incorporated*..................................     11,000     385,000
                                                                    -----------
                                                                      1,993,725
                                                                    -----------
 ENTERTAINMENT - (0.7%)
  Walt Disney Company...................................      5,000     285,000
                                                                    -----------
 FOOD & BEVERAGES - (3.5%)
  Coca Cola Company.....................................     16,000     800,000
  Pepsico Incorporated..................................     10,600     304,750
  Sara Lee Corporation..................................      9,000     283,500
                                                                    -----------
                                                                      1,388,250
                                                                    -----------
 HOTELS & RESTAURANTS - (1.7%)
  McDonald's Corporation................................     14,700     681,713
                                                                    -----------
 HOUSEHOLD PRODUCTS - (2.4%)
  Procter & Gamble Company..............................     11,000     977,625
                                                                    -----------


                       See notes to financial statements.

                           MAGNA GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 1996

    SECURITY DESCRIPTION                                   SHARES      VALUE
    --------------------                                 ---------- -----------

COMMON STOCKS - (CONTINUED)
 INSURANCE - (1.9%)
  Allstate Corporation..................................     10,000 $   446,250
  ITT Hartford Group Incorporated.......................      5,800     305,950
                                                                    -----------
                                                                        752,200
                                                                    -----------
 INTERNATIONAL OIL - (4.5%)
  Exxon Corporation.....................................      2,000     162,750
  Mobil Corporation.....................................      7,600     856,900
  Texaco Incorporated...................................      8,900     789,875
                                                                    -----------
                                                                      1,809,525
                                                                    -----------
 LIQUOR - (0.9%)
  Anheuser Busch Companies, Incorporated................      5,000     378,750
                                                                    -----------
 PAPER - (2.7%)
  International Paper Company...........................      5,600     224,000
  Kimberly Clark Corporation............................      6,100     478,088
  Mead Corporation......................................      6,600     377,850
                                                                    -----------
                                                                      1,079,938
                                                                    -----------
 RAILROADS & EQUIPMENT - (1.8%)
  Burlington Northern Incorporated......................      4,600     368,000
  CSX Corporation.......................................      7,000     354,375
                                                                    -----------
                                                                        722,375
                                                                    -----------
 SOFTWARE - (3.9%)
  Microsoft Corporation*................................      7,100     869,750
  Oracle Systems Corporation*...........................     20,000     705,000
                                                                    -----------
                                                                      1,574,750
                                                                    -----------
 TELEPHONE - (3.2%)
  AT & T Corporation....................................      8,000     420,000
  GTE Corporation.......................................     13,500     531,562
  SBC Communications Incorporated.......................      7,100     331,038
                                                                    -----------
                                                                      1,282,600
                                                                    -----------
 TOBACCO - (2.0%)
  Philip Morris Companies, Incorporated.................      8,800     789,800
                                                                    -----------


                       See notes to financial statements.

                           MAGNA GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 1996

    SECURITY DESCRIPTION                                   SHARES      VALUE
    --------------------                                 ---------- -----------

COMMON STOCKS - (CONTINUED)
 UTILITIES - (7.2%)
  Central & South West Corporation......................     20,000 $   527,500
  Entergy Corporation...................................     20,000     507,500
  GPU Incorporated......................................     20,000     630,000
  P P & L Resources Incorporated........................     22,000     495,000
  Public Service Company Colorado.......................     20,000     712,500
                                                                    -----------
                                                                      2,872,500
                                                                    -----------
TOTAL COMMON STOCKS - (Cost $26,248,102)................             33,804,044
                                                                    -----------
                                                         PRINCIPAL
                                                           AMOUNT
                                                         ----------
GOVERNMENT AND AGENCY BONDS - (1.6%)
 FEDERAL AGENCIES - (1.6%)
  Federal National Mortgage Association 8.050%,
   07/14/2004........................................... $  650,000     648,578
                                                                    -----------
TOTAL GOVERNMENT AND AGENCY BONDS - (Cost $649,245).....                648,578
                                                                    -----------
SHORT TERM INVESTMENTS - (12.6%)
 U.S. GOVERNMENT SECURITIES - (3.8%)
  United States Treasury Notes
   6.875%, 10/31/1996...................................    500,000     501,095
   6.500%, 11/30/1996...................................    500,000     501,330
   6.125%, 12/31/1996...................................    500,000     501,330
                                                                    -----------
                                                                      1,503,755
                                                                    -----------
 REPURCHASE AGREEMENT - (8.8%)
  State Street Bank and Trust Company
   4.00%, dated 8/30/96, $3,524,566, due 09/03/96,
   collateralized by $3,400,000, U.S. Treasury Note,
   8.75%, 10/15/97, with a value of $3,595,297..........  3,523,000   3,523,000
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS - (Cost $5,026,927)........              5,026,755
                                                                    -----------
TOTAL INVESTMENTS - (Cost $31,924,274) - 98.7%..........             39,479,377
CASH, RECEIVABLES AND OTHER ASSETS,
 LESS LIABILITIES - 1.3%................................                515,555
                                                                    -----------
NET ASSETS - 100.0%.....................................            $39,994,932
                                                                    ===========

* Non-income producing security.


                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 1996

                                                         PRINCIPAL
    SECURITY DESCRIPTION                                   AMOUNT      VALUE
    --------------------                                 ---------- -----------

GOVERNMENT AND AGENCY BONDS - (69.0%)
 FEDERAL AGENCIES - (58.2%)
  Federal Farm Credit Bank
   9.000%, 03/07/1997................................... $  350,000 $   355,926
                                                                    -----------
  Federal Home Loan Bank
   8.450%, 07/26/1999...................................    150,000     157,079
   7.250%, 07/29/1999...................................    260,000     264,017
   7.585%, 02/10/2000...................................  1,000,000   1,025,160
   5.500%, 03/02/2001 (a)...............................    950,000     933,078
   8.060%, 03/10/2005...................................    500,000     502,863
   7.250%, 06/27/2005...................................  1,000,000     970,310
   7.151%, 09/13/2005...................................    540,000     521,186
   7.000%, 01/24/2006...................................  1,000,000     956,720
   7.700%, 07/12/2010...................................  1,000,000     964,690
   8.000%, 08/23/2010...................................  1,000,000     973,590
                                                                    -----------
                                                                      7,268,693
                                                                    -----------
  Federal Home Loan Mortgage Corporation
   8.000%, 02/01/1999...................................    121,222     123,230
   7.680%, 05/23/2001...................................    150,000     150,212
   7.900%, 09/19/2001...................................    280,000     291,374
   6.800%, 09/18/2002...................................    700,000     678,125
   6.600%, 03/25/2003...................................    700,000     673,967
   5.780%, 10/22/2003...................................    380,000     349,186
   8.030%, 04/06/2005...................................  1,475,000   1,477,301
   7.490%, 05/25/2005...................................  1,000,000     982,340
   7.250%, 06/08/2005...................................    500,000     486,405
   6.550%, 11/28/2005...................................    500,000     471,095
   6.910%, 11/30/2005...................................    500,000     471,795
   7.500%, 01/01/2007...................................     29,193      28,563
   6.500%, 05/01/2008...................................    127,682     122,734
   6.770%, 03/21/2011...................................  1,000,000     917,190
   7.000%, 09/15/2023...................................    925,764     842,722
   6.500%, 02/15/2024...................................    206,782     197,690
                                                                    -----------
                                                                      8,263,929
                                                                    -----------


                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 1996

                                                         PRINCIPAL
    SECURITY DESCRIPTION                                   AMOUNT      VALUE
    --------------------                                 ---------- -----------

GOVERNMENT AND AGENCY BONDS - (CONTINUED)
 FEDERAL AGENCIES - (CONTINUED)
  Federal National Mortgage Association
   8.950%, 07/10/1997................................... $  230,000 $   235,426
   8.800%, 07/25/1997...................................    190,000     194,512
   5.550%, 10/05/1998 (a)...............................    650,000     633,470
   5.380%, 10/23/1998 (a)...............................    840,000     815,346
   7.000%, 07/01/1999...................................    815,401     816,786
   8.550%, 08/30/1999...................................    360,000     378,619
   8.600%, 12/12/2001...................................    500,000     503,205
   7.900%, 04/10/2002...................................    700,000     700,546
   7.800%, 06/10/2002...................................    550,000     549,571
   7.000%, 08/12/2002...................................    280,000     273,919
   6.950%, 09/10/2002...................................    700,000     683,158
   7.300%, 10/28/2002...................................    280,000     276,545
   6.400%, 03/25/2003...................................  1,140,000   1,089,407
   7.600%, 04/14/2004...................................    190,000     186,971
   7.850%, 09/10/2004...................................    500,000     501,170
   8.420%, 10/27/2004...................................  1,000,000   1,010,940
   8.330%, 02/08/2005...................................  1,000,000   1,029,220
   7.650%, 03/10/2005...................................    500,000     514,765
   7.130%, 07/06/2005...................................  1,000,000     957,810
   8.000%, 05/15/2006...................................  1,000,000     990,940
   8.000%, 06/21/2006...................................  1,000,000   1,003,590
   8.100%, 05/11/2010...................................  1,000,000   1,020,080
   8.000%, 08/02/2010...................................    500,000     500,465
                                                                    -----------
                                                                     14,866,461
                                                                    -----------
  Federal National Mortgage Association REMIC
   6.750%, 08/25/2021...................................    920,000     883,760
   7.050%, 04/25/2022...................................    925,000     897,434
                                                                    -----------
                                                                      1,781,194
                                                                    -----------
  Student Loan Marketing Association (a)
   7.000%, 06/21/2000...................................    500,000     501,370
                                                                    -----------
                                                                     33,037,573
                                                                    -----------


                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 1996

                                                          PRINCIPAL
    SECURITY DESCRIPTION                                    AMOUNT      VALUE
    --------------------                                  ---------- -----------

GOVERNMENT AND AGENCY BONDS - (CONTINUED)
 HOUSING AND URBAN DEVELOPMENT BONDS - (0.5%)
  Allentown Pennsylvania U.S. Government Guaranteed Note
   8.400%, 08/01/1997.................................... $   15,000 $    15,222
  Des Moines Iowa U.S. Government Guaranteed Note
   8.400%, 08/07/1997....................................     30,000      30,445
  New Haven Connecticut U.S. Government Guaranteed Note
   8.400%, 08/01/1997....................................     30,000      30,445
  Sacramento California Housing & Redevelopment
   8.400%, 08/01/1997....................................     50,000      50,875
  Syracuse New York Industrial Development Agency USG
   8.400%, 08/01/1997....................................    115,000     116,766
                                                                     -----------
                                                                         243,753
                                                                     -----------
 U.S. GOVERNMENT SECURITIES - (10.3%)
  United States Treasury Note
   8.000%, 01/15/1997....................................    275,000     277,450
   6.500%, 05/15/1997....................................    500,000     502,345
   5.125%, 02/28/1998....................................    460,000     452,884
   5.125%, 04/30/1998....................................    920,000     903,753
   6.250%, 06/30/1998....................................    500,000     499,530
   9.250%, 08/15/1998....................................    135,000     142,109
   7.125%, 10/15/1998....................................  1,000,000   1,015,310
   5.875%, 03/31/1999....................................    380,000     374,893
   7.000%, 04/15/1999....................................  1,000,000   1,012,810
   6.000%, 10/15/1999....................................    690,000     680,188
                                                                     -----------
                                                                       5,861,272
                                                                     -----------
TOTAL GOVERNMENT AND AGENCY BONDS - (Cost $39,269,391)...             39,142,598
                                                                     -----------
CORPORATE BONDS - (27.7%)
 FINANCE & BANKING - (8.7%)
  Associates Corporation NA
   7.125%, 05/15/2000....................................  1,000,000   1,004,564
  Ford Capital BV
   9.375%, 05/15/2001....................................    380,000     412,021


                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 1996

                                                         PRINCIPAL
    SECURITY DESCRIPTION                                   AMOUNT      VALUE
    --------------------                                 ---------- -----------

CORPORATE BONDS - (CONTINUED)
 FINANCE & BANKING - (CONTINUED)
  General Electric Capital Corporation
   8.750%, 11/26/1996................................... $  190,000 $   191,307
   7.730%, 02/13/2002...................................    400,000     411,598
                                                                    -----------
                                                                        602,905
                                                                    -----------
  Merrill Lynch & Company Incorporated
   8.000%, 02/01/2002...................................    325,000     335,055
   8.230%, 04/30/2002 (a)...............................    500,000     506,100
   8.300%, 11/01/2002...................................    460,000     481,483
   8.000%, 06/01/2007...................................    500,000     514,094
                                                                    -----------
                                                                      1,836,732
                                                                    -----------
  Morgan Stanley Group Incorporated
   8.100%, 06/24/2002...................................    460,000     477,691
  Texaco Capital Incorporated
   9.000%, 12/15/1999...................................    340,000     360,791
  United Postal Savings Association
   9.000%, 07/26/1999...................................    250,000     263,998
                                                                    -----------
                                                                      4,958,702
                                                                    -----------
 INDUSTRIALS - (11.3%)
  Anheuser Busch Companies, Incorporated
   8.750%, 12/01/1999...................................    225,000     236,502
  duPont (EI) de Nemours & Company
   8.450%, 10/15/1996...................................     30,000      30,092
   8.125%, 03/15/2004...................................    265,000     278,875
                                                                    -----------
                                                                        308,967
                                                                    -----------
  Ford Motor Company
   9.000%, 09/15/2001...................................    280,000     301,132
   9.500%, 09/15/2011...................................    230,000     264,405
                                                                    -----------
                                                                        565,537
                                                                    -----------
  Kimberly Clark Corporation
   8.625%, 05/01/2001...................................    280,000     297,405
  Lilly Eli & Company
   8.125%, 12/01/2001...................................    500,000     523,302

                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 1996

                                                         PRINCIPAL
    SECURITY DESCRIPTION                                   AMOUNT      VALUE
    --------------------                                 ---------- -----------

CORPORATE BONDS - (CONTINUED)
 INDUSTRIALS - (CONTINUED)
  Loews Corporation
   8.500%, 04/15/1998................................... $  175,000 $   179,778
  Monsanto Company
   8.800%, 07/15/1997...................................    150,000     153,289
   8.750%, 05/15/2001...................................    200,000     212,100
                                                                    -----------
                                                                        365,389
                                                                    -----------
  Pepsico Incorporated
   7.625%, 11/01/1998...................................    280,000     285,405
  Philip Morris Companies Incorporated
   7.500%, 03/15/1997...................................    500,000     503,675
   8.750%, 06/01/2001...................................    250,000     263,722
   7.500%, 01/15/2002...................................    360,000     360,472
   7.250%, 01/15/2003...................................    700,000     689,237
                                                                    -----------
                                                                      1,817,106
                                                                    -----------
  R R Donnelley & Sons Company
   7.000%, 01/01/2003...................................    700,000     693,222
  Rockwell International Corporation
   8.375%, 02/15/2001...................................    280,000     294,353
  Shell Canada Limited
   7.375%, 06/01/1999...................................    265,000     268,046
  Wal-Mart Stores Incorporated
   8.625%, 04/01/2001...................................    430,000     456,003
  Weyerhaeuser Company
   8.940%, 04/09/2001...................................    100,000     106,933
                                                                    -----------
                                                                      6,397,948
                                                                    -----------
 TRANSPORTATION - (0.4%)
  Norfolk & Southern Railway Company
   7.750%, 08/15/2005...................................    225,000     231,932
                                                                    -----------
 UTILITIES - (7.3%)
  AT & T Corporation
   7.125%, 01/15/2002...................................    960,000     961,509
  Carolina Telephone & Telegraph Company
   7.250%, 12/15/2004...................................  1,000,000     985,177

                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 1996

                                                         PRINCIPAL
    SECURITY DESCRIPTION                                   AMOUNT      VALUE
    --------------------                                 ---------- -----------

CORPORATE BONDS - (CONTINUED)
 UTILITIES - (CONTINUED)
  General Telephone California
   6.750%, 12/01/1997................................... $  750,000 $   751,847
  Northern Telecom Limited
   8.750%, 06/12/2001...................................    430,000     458,311
  Pacific Bell
   7.250%, 07/01/2002...................................  1,000,000     999,457
                                                                    -----------
                                                                      4,156,301
                                                                    -----------
TOTAL CORPORATE BONDS - (Cost $15,643,233)..............             15,744,883
                                                                    -----------
SHORT TERM INVESTMENTS - (1.7%)
 REPURCHASE AGREEMENT - (1.7%)
  State Street Bank and Trust Company 2.00%, dated
   8/30/96, $940,209, due 9/03/96, collateralized by
   $910,000, U.S. Treasury Note, 8.75%, 10/15/97, with a
   value of $962,271....................................    940,000     940,000
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS - (Cost $940,000)..........                940,000
                                                                    -----------
TOTAL INVESTMENTS - (Cost $55,852,624) - 98.4%..........             55,827,481
CASH, RECEIVABLES AND OTHER ASSETS,
 LESS LIABILITIES - 1.6%................................                936,467
                                                                    -----------
NET ASSETS - 100.0%.....................................            $56,763,948
                                                                    ===========

(a) Interest rate resets annually.

                       See notes to financial statements.

                                  MAGNA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 1996

                                                        GROWTH &   INTERMEDIATE
                                                         INCOME     GOVERNMENT
                                                          FUND      BOND FUND
                                                       ----------- ------------
ASSETS:
 Investments in securities, at value
  (cost $28,401,274, $54,912,624, respectively)....... $35,956,377 $54,887,481
 Repurchase agreements, at value and cost.............   3,523,000     940,000
 Cash.................................................         234      50,759
 Receivable for securities sold.......................     320,827           0
 Receivable for fund shares sold......................      99,653     102,610
 Dividends receivable.................................      99,351           0
 Interest receivable..................................      32,698   1,033,492
 Deferred organizational expenses.....................      31,647      61,801
 Prepaid insurance expense............................      10,300      14,881
                                                       ----------- -----------
  TOTAL ASSETS........................................  40,074,087  57,091,024
                                                       ----------- -----------
LIABILITIES:
 Investment advisory fee payable (Note 3).............      17,180      19,413
 Distributions payable................................           0     225,945
 Administrative fee payable (Note 3)..................       6,529       9,223
 Trustees fees payable................................       5,445       5,445
 Other accrued expenses and liabilities...............      50,001      67,050
                                                       ----------- -----------
  TOTAL LIABILITIES...................................      79,155     327,076
                                                       ----------- -----------
NET ASSETS............................................ $39,994,932 $56,763,948
                                                       =========== ===========
NET ASSETS CONSIST OF:
 Paid-in capital......................................  31,416,152  57,056,291
 Undistributed net investment income..................     114,458       1,466
 Accumulated realized gain (loss) on investments -
   net................................................     909,219    (268,666)
 Unrealized appreciation (depreciation) on
  investments - net...................................   7,555,103     (25,143)
                                                       ----------- -----------
NET ASSETS............................................ $39,994,932 $56,763,948
                                                       =========== ===========
Shares of beneficial interest outstanding, no par
 value................................................   2,436,247   4,566,580
Net asset value and redemption price per share........ $     16.42 $     12.43
Maximum offering price per share ($16.42/0.96 and
 $12.43/0.96)......................................... $     17.10 $     12.95

                       See notes to financial statements.

                                  MAGNA FUNDS
              STATEMENTS OF OPERATIONS YEAR ENDED AUGUST 31, 1996

                                                        GROWTH &   INTERMEDIATE
                                                         INCOME     GOVERNMENT
                                                          FUND      BOND FUND
                                                       ----------  ------------
INVESTMENT INCOME:
 Interest............................................. $  268,795  $ 3,850,089
 Dividends............................................    755,703            0
                                                       ----------  -----------
  TOTAL INCOME........................................  1,024,498    3,850,089
                                                       ----------  -----------
EXPENSES:
 Investment advisory fees (Note 3)....................    271,864      274,199
 12b-1 fees (Note 3)..................................     90,621      137,099
 Administration fees (Note 3).........................     68,872      104,196
 Transfer agent fees..................................     57,503       47,406
 Professional fees....................................     44,206       63,137
 Custodian fees.......................................     55,610       67,226
 Amortization of deferred organizational expenses.....     10,544       20,595
 Trustees' fees.......................................     16,850       16,850
 Other expenses.......................................     24,379       35,971
                                                       ----------  -----------
 Total expenses before reductions and waivers.........    640,449      766,679
 Reductions and waivers of expenses (Note 3)..........   (181,243)    (191,939)
                                                       ----------  -----------
  TOTAL EXPENSES, net of reimbursements and waivers...    459,206      574,740
                                                       ----------  -----------
NET INVESTMENT INCOME.................................    565,292    3,275,349
                                                       ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENT TRANSACTIONS:
 Realized gain on investments - net...................  1,077,400       67,299
 Net change in unrealized appreciation (depreciation)
  on investments - net................................  4,250,144   (1,523,540)
                                                       ----------  -----------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  TRANSACTIONS........................................  5,327,544   (1,456,241)
                                                       ----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.. $5,892,836  $ 1,819,108
                                                       ==========  ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                           MAGNA GROWTH & INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                  YEAR       SEPTEMBER 1, 1994*
                                                  ENDED           THROUGH
                                             AUGUST 31, 1996  AUGUST 31, 1995
                                             --------------- ------------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
 Net investment income......................   $   565,292      $   502,451
 Net realized gain (loss) on investments....     1,077,400         (107,744)
 Net change in unrealized appreciation on
  investments...............................     4,250,144        3,304,959
                                               -----------      -----------
 Net increase in net assets resulting from
  operations................................     5,892,836        3,699,666
                                               -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................      (522,116)        (431,169)
 Net realized gains.........................       (60,437)               0
                                               -----------      -----------
 Net decrease in net assets resulting from
  distributions to shareholders.............      (582,553)        (431,169)
                                               -----------      -----------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold..................     6,430,315       28,810,769
 Shares issued in reinvestment of
  distributions.............................       239,172          152,082
 Payments for shares redeemed...............    (2,268,580)      (1,997,606)
                                               -----------      -----------
 Net increase in net assets from fund share
  transactions..............................     4,400,907       26,965,245
                                               -----------      -----------
NET INCREASE IN NET ASSETS..................     9,711,190       30,233,742
                                               -----------      -----------
NET ASSETS:
 Beginning of period........................    30,283,742           50,000
                                               -----------      -----------
 End of period (1)..........................   $39,994,932      $30,283,742
                                               ===========      ===========
(1) INCLUDES UNDISTRIBUTED NET INVESTMENT
 INCOME.....................................   $   114,458      $    71,282
                                               ===========      ===========

* Commencement of operations.


                       See notes to financial statements.

                                  MAGNA FUNDS
                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                  YEAR       SEPTEMBER 1, 1994*
                                                  ENDED           THROUGH
                                             AUGUST 31, 1996  AUGUST 31, 1995
                                             --------------- ------------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
 Net investment income......................   $ 3,275,349      $ 2,833,258
 Net realized gain (loss) on investments....        67,299         (332,422)
 Net change in unrealized appreciation
  (depreciation) on investments.............    (1,523,540)       1,498,397
                                               -----------      -----------
 Net increase in net assets resulting from
  operations................................     1,819,108        3,999,233
                                               -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income......................    (3,277,592)      (2,833,092)
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold..................    11,087,902       57,932,811
 Shares issued in reinvestment of
  distributions.............................       636,548          593,361
 Payments for shares redeemed...............    (5,587,492)      (7,656,839)
                                               -----------      -----------
 Net increase in net assets from fund share
  transactions..............................     6,136,958       50,869,333
                                               -----------      -----------
NET INCREASE IN NET ASSETS..................     4,678,474       52,035,474
                                               -----------      -----------
NET ASSETS:
 Beginning of period........................    52,085,474           50,000
                                               -----------      -----------
 End of period (1)..........................   $56,763,948      $52,085,474
                                               ===========      ===========
(1) INCLUDES UNDISTRIBUTED NET INVESTMENT
     INCOME.................................   $     1,466      $       166
                                               ===========      ===========

* Commencement of operations.

                       See notes to financial statements.

                                  MAGNA FUNDS
                             GROWTH & INCOME FUND
                             FINANCIAL HIGHLIGHTS

     Selected data for a share of stock outstanding throughout each period

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                  YEAR       SEPTEMBER 1, 1994*
                                                  ENDED           THROUGH
                                             AUGUST 31, 1996  AUGUST 31, 1995
                                             --------------- ------------------
Net asset value, beginning of period........     $ 14.05          $ 12.50
                                                 -------          -------
Net investment income.......................        0.24             0.25
Net realized and unrealized gain (loss) on
 investments................................        2.39             1.52
                                                 -------          -------
Total from investment operations............        2.63             1.77
                                                 -------          -------
Less distributions:
Dividends from net investment income........       (0.23)           (0.22)
Dividends from net realized gains...........       (0.03)            0.00
                                                 -------          -------
Total dividends and distributions...........       (0.26)           (0.22)
                                                 -------          -------
Net asset value, end of period..............     $ 16.42          $ 14.05
                                                 =======          =======
Total investment return (1).................       18.77%           14.33%
                                                 =======          =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period ($000's)..........     $39,995          $30,284
Ratio of expenses to average net assets.....        1.27%            1.25%
Ratio of net investment income to average
 net assets.................................        1.56%            1.98%
Portfolio turnover rate.....................          31%              41%
Average commission rate (2).................     $0.0600               NA

-------------------------------------------------------------------------------
Net investment income per share and the annualized ratios of expenses and net investment income to average net assets before reductions and waivers of fees by the advisor, distributor and administrator were $0.17, 1.77% and 1.06%, for the year ended August 31, 1996 and $0.13, 1.88% and 1.35% for the period September 1, 1994* through August 31, 1995, respectively.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.

(2) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity security transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

 * Commencement of operations.

                      See notes to financial statements.

                                  MAGNA FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                             FINANCIAL HIGHLIGHTS

     Selected data for a share of stock outstanding throughout each period

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                  YEAR       SEPTEMBER 1, 1994*
                                                  ENDED           THROUGH
                                             AUGUST 31, 1996  AUGUST 31, 1995
                                             --------------- ------------------
Net asset value, beginning of period........     $ 12.75          $ 12.50
                                                 -------          -------
Net investment income.......................        0.76             0.74
Net realized and unrealized gain (loss) on
 investments................................       (0.32)            0.25
                                                 -------          -------
Total from investment operations............        0.44             0.99
                                                 -------          -------
Less distributions:
Dividends from net investment income........       (0.76)           (0.74)
                                                 -------          -------
Total dividends and distributions...........       (0.76)           (0.74)
                                                 -------          -------
Net asset value, end of period..............     $ 12.43          $ 12.75
                                                 =======          =======
Total investment return (1).................        3.48%            8.30%
                                                 =======          =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period ($000's)..........     $56,764          $52,085
Ratio of expenses to average net assets.....        1.05%            1.10%
Ratio of net investment income to average
 net assets.................................        5.97%            6.00%
Portfolio turnover rate.....................          20%              34%

-------------------------------------------------------------------------------
Net investment income per share and the annualized ratios of expenses and net investment income to average net assets before reductions and waivers of fees by the advisor, distributor and administrator were $0.72, 1.40% and 5.62% for the year ended August 31, 1996 and $0.70, 1.43% and 5.66%, for the period September 1, 1994* through August 31, 1995, respectively.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses, total returns would have been lower.

 * Commencement of operations.

                      See notes to financial statements.

                                  MAGNA FUNDS
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND FUND DESCRIPTION

Magna Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on April 28, 1994, and is authorized to issue an unlimited number of shares of beneficial interest in multiple series. Two series commenced investment operations on September 1, 1994: the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund (the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith under procedures determined by the Trustees. At August 31, 1996, there were no board valued securities.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon time and price which, in the case of the Funds' transactions, is usually within seven days. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and will not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities. Repurchase agreements will be fully collateralized at all times. However, to the extent that the proceeds from any sale upon default in the obligation to repurchase is less than the repurchase price, the Funds would suffer a loss. Also, the Funds might incur costs and encounter delays in liquidating collateral.

Deferred Organizational Expenses: Deferred organizational expenses are being amortized over a period of sixty months.

Dividends and Distributions to Shareholders: The Magna Intermediate Government Bond Fund declares dividends from net investment income daily and makes payments monthly. The Magna Growth & Income Fund declares and pays dividends from net investment income quarterly. Each Fund also distributes all of its net capital gains, if any, on an annual basis, normally in December. Distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, "post October 31 losses", and excise tax regulations. Accordingly, the Funds may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and capital gains during the calendar year, the Funds will not be subject to a federal excise tax. As of August 31, 1996, the Magna Intermediate Government Bond Fund had capital loss carryovers of $69,717 which will expire on August 31, 2003 and $198,949 which will expire on August 31, 2004.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles may require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3. AGREEMENTS AND FEES

The Trust has entered into an Investment Advisory Agreement with Magna Bank, N.A. ("Magna"). Under this agreement, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of each Fund. This fee is 0.75% for the Magna Growth & Income Fund, and 0.50% for the Magna Intermediate Government Bond Fund. Effective September 1, 1995, Magna has voluntarily agreed to reduce its fees with respect to the Magna Growth & Income Fund to 0.50% and with respect to the Magna Intermediate Government Bond Fund to 0.40% of average daily net assets through August 31, 1996. For the year ended August 31, 1996, Magna waived investment advisory fees of $90,621 and $54,840, for the Magna Growth & Income Fund and Magna Intermediate Government Bond Fund, respectively.

The Trust has entered into an Administration Services Agreement with Ernst Asset Management Corporation ("EAMC") (the Trust's "Administrator"), a wholly owned subsidiary of Ernst & Company ("Ernst") (the Trust's "Distributor"). Under this agreement, each Fund pays a fee, calculated daily and paid monthly, at the rate of 0.19% of the first $125 million of each Fund's average daily net assets, 0.17% of the next $125 million of such assets and 0.15% of such assets in excess of $250 million.

The Trust has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The purpose of the plan is to compensate the Distributor for expenses borne in connection with the provision of personal services provided to investors and/or maintenance of shareholder accounts, at an annual rate not to exceed 0.25% of each Fund's average daily net assets. For the year ended August 31, 1996, the Distributor waived $227,720 of service fees.

Each of the Trust's Trustees who are not affiliated with Magna receive an annual fee of $5,000 plus $500 for each meeting attended.

4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund for the year ended August 31, 1996 were as follows:

                                   NON-U.S.      U.S.      NON-U.S.     U.S.
                                  GOVERNMENT  GOVERNMENT  GOVERNMENT GOVERNMENT
                                   PURCHASES   PURCHASES    SALES      SALES
                                  ----------- ----------- ---------- ----------
Growth & Income Fund............. $11,299,480 $ 3,518,516 $8,043,898 $2,252,773
Intermediate Government Bond
 Fund............................   4,876,840  13,005,019  3,044,447  7,739,735

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at August 31, 1996 were as follows:

                                        GROSS         GROSS      NET UNREALIZED
                         IDENTIFIED   UNREALIZED    UNREALIZED    APPRECIATION
                            COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                         ----------- ------------ -------------- --------------
Growth & Income Fund.... $31,932,905  $7,931,344    $(384,872)     $7,546,472
Intermediate Government
 Bond Fund..............  55,932,688     497,578     (602,785)       (105,207)


5. FUND SHARE TRANSACTIONS

Share activity for the Funds were as follows:

                                                  MAGNA GROWTH & INCOME FUND
                                               ---------------------------------
                                                    YEAR       SEPTEMBER 1, 1994
                                                    ENDED           THROUGH
                                               AUGUST 31, 1996  AUGUST 31, 1995
                                               --------------- -----------------
     Shares sold..............................     408,171         2,300,540
     Shares issued in reinvestment............      15,343            12,075
     Shares redeemed..........................    (143,015)         (160,867)
                                                  --------         ---------
     Net increase.............................     280,499         2,151,748
                                                  ========         =========

                                                      MAGNA INTERMEDIATE
                                                     GOVERNMENT BOND FUND
                                               ---------------------------------
                                                    YEAR       SEPTEMBER 1, 1994
                                                    ENDED           THROUGH
                                               AUGUST 31, 1996  AUGUST 31, 1995
                                               --------------- -----------------
     Shares sold..............................     871,641         4,653,599
     Shares issued in reinvestment............      50,161            47,950
     Shares redeemed..........................    (439,287)         (621,484)
                                                  --------         ---------
     Net increase.............................     482,515         4,080,065
                                                  ========         =========

6. OTHER INFORMATION (UNAUDITED)

For the fiscal year ended August 31, 1996, the Magna Growth & Income Fund paid a long-term capital gain distribution of $0.03 per share, ex-dividend date December 26, 1995.

For the fiscal year ended August 31, 1996, 100% of the dividends distributed by the Magna Growth & Income Fund qualifies for the dividends-received deduction for corporate shareholders.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To The Shareholders and Board of
Trustees of the Magna Funds:

We have audited the accompanying statements of assets and liabilities of the Magna Intermediate Government Bond Fund and Magna Growth & Income Fund (the "Funds") including the schedules of portfolio investments, as of August 31, 1996, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Magna Intermediate Government Bond Fund and Magna Growth & Income Fund as of August 31, 1996 the results of the operations, changes in net assets and the financial highlights for the period indicated herein in conformity with generally accepted accounting principles.

                                          Coopers & Lybrand L.L.P.

Boston, Massachusetts
October 18, 1996

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INVESTMENT ADVISOR
Magna Bank, N.A.
1401 South Brentwood Boulevard
St. Louis, Missouri 63144

ADMINISTRATOR
Ernst Asset Management Corporation
60 State Street
Suite 700
Boston, MA 02109

SUB-ADMINISTRATOR, TRANSFER AND
DIVIDEND PAYING AGENT AND
CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

SHAREHOLDER SERVICING AGENT FOR
STATE STREET BANK AND TRUST
COMPANY
Boston Financial Data Services, Inc.
P.O. Box 8500
Boston, Massachusetts 02266

DISTRIBUTOR
Ernst & Company
One Battery Park Plaza
New York, New York 10004-1478

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L. L. P.
One Post Office Square
Boston, Massachusetts 02109

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                                  MAGNA FUNDS
                               A FAMILY OF FUNDS

                                 ANNUAL REPORT
                                AUGUST 31, 1996

                                60 STATE STREET
                                   SUITE 700
                               BOSTON, MA 02109
                                (617) 267-2525

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This report and the financial statements contained herein are provided for the general information of the shareholders of the Magna Funds. For a free prospectus containing more complete information, call (800) 219-4182. Read the prospectus carefully before you invest or send money.

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